Financial Instrument Risk - Foreign Exchange Rate Sensitivity (Details) - RON - Currency risk - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, percent	5.00%	3.00%
Reasonably possible decrease in risk variable, percent	(4.00%)	(5.00%)
Reasonably possible increase in risk variable, impact on profit	£ (564)	£ (330)
Reasonably possible decrease in risk variable, impact on profit	470	521
Reasonably possible increase in risk variable, impact on equity	(504)	(283)
Reasonably possible decrease in risk variable, impact on equity	£ 421	£ 447